Document and Entity Information	May 22, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	Mid-America Apartments, L.P.
Entity Incorporation State Country Code	TN
Amendment Flag	false
Entity Central Index Key	0001581776
Document Type	8-K
Document Period End Date	May 22, 2024
Entity File Number	333-190028-01
Entity Tax Identification Number	62-1543816
Entity Address, Address Line One	6815 Poplar Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Germantown
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38138
City Area Code	(901)
Local Phone Number	682-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share (Mid-America Apartment Communities, Inc.)
Trading Symbol	MAA
Security Exchange Name	NYSE
Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Series I Cumulative Redeemable Preferred Stock, $.01 par value per share (Mid-America Apartment Communities, Inc.)
Trading Symbol	MAA*I
Security Exchange Name	NYSE